13. ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI) (Tables)	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
ACCUMULATED OTHER COMPREHENSIVE INCOME
	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011

Accumulated OCI, beginning of period:
Currency translation adjustment	$3,253,019	$1,901,351		$3,002,717
Available for sale of securities	-	-		2,747,997
	$3,253,019	$1,901,351		$5,750,714

Other comprehensive income (loss) for the period:
Currency translation adjustments	$(2,787,404)	$1,351,668	$	$ (1,101,366)
Unrealized gain on available for sale investments	-	-		715,428
Release of OCI on available for sale investments	-	-		(3,463,425)
	$(2,787,404)	$1,351,668		$(3,849,363)

Accumulated OCI, end of period:
Currency translation adjustment	$465,615	$3,253,019		$1,901,351
	$465,615	$3,253,019		$1,901,351